Acquisition Of Indebancorp (Pro Forma Information Of Acquisition) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Net Interest Income	$ 27,943	$ 27,701
Net Income	$ 5,198	$ 6,800
Basic earnings per share	$ 2.29	$ 2.95
Diluted earnings per share	$ 2.29	$ 2.95